Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance for deferred tax assets	$ 43,379,000	$ 45,495,000	$ 32,800,000
Net change in the total valuation allowance	2,100,000	(12,800,000)
Deferred tax liabilities, undistributed foreign earnings	1,600,000	800,000
Unrecognized tax benefit, potentially expire in 2021	37,900,000
Total unrecognized tax benefits net of potential benefits	217,600,000	202,100,000	19,100,000
Interest and penalties recognized as an expense	7,100,000	1,900,000	$ 600,000
Total accrued interest and penalties	22,600,000	15,500,000
Acquired entity
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance		(9,300,000)
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	800,000	(4,400,000)
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	1,300,000	$ (900,000)
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Other non-U.S subsidiaries operating loss carryforwards for income tax	37,900,000
Foreign Country | Tax Year 2022 to 2028
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	14,800,000
Foreign Country | Tax Year 2029 to 2038
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	18,200,000
Ireland | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	16,600,000
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. Federal net operating loss carry forwards currently available for offset	3,500,000
Alternative minimum tax credit carry forwards	800,000
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	5,363,000
U.S. federal net operating loss carry forwards	5,300,000
Tax credit carry forward	93,000,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	95,000
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	401,898,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	6,736,000
Other | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	$ 4,700,000